UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of AmericaSM

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Semi-annual report for the six months ended February 28, 2011

Short-Term Bond Fund of America seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime
			(since 10/2/06)
Reflecting 2.50% maximum sales charge	–1.24%	—	2.24%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 22 to 26 for details.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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We welcome the opportunity to present you with Short-Term Bond Fund of America’s semi-annual report for the six-month period ended February 28, 2011.

For the first half of the fund’s fiscal year, the fund produced a total return of –0.25%. This return includes monthly dividends paid by the fund totaling 6.48 cents a share. Shareholders who reinvested their dividends recorded an income return of 0.64% (1.28% annualized), while those taking their dividends in cash had the same income return. The fund’s share price fell 9 cents a share to end the period at $10.06.

In comparison, the fund’s peer group, as measured by the Lipper Short Investment Grade Debt Funds Average, returned 0.92%, while the unmanaged Barclays Capital U.S. Government/Credit 1–3 Years ex BBB Index, the fund’s primary market benchmark, returned 0.31% for the period.

The better results of the peer group average can be attributed to the presence of lower quality bonds in some of our peers’ funds, which can increase returns but also heighten risk. The index benchmark does not include expenses or management fees.

[Begin Sidebar]
Results at a glance
For periods ended February 28, 2011, with distributions reinvested
	Total returns		Average annual total returns
	Six months	1 year	Lifetime
			(since 10/2/06)

Short-Term Bond Fund of America
(Class A shares)	–0.25%	1.13%	2.88%

Barclays Capital U.S. Government/
Credit 1–3 Years ex BBB Index*	0.31	1.85	4.29

Lipper Short Investment Grade Debt
Funds Average†	0.92	3.13	3.51

*The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
† Source: Lipper. Lipper averages do not include the effect of sales charges, account fees or taxes.
[End Sidebar]

[photo of a field]
Market conditions

The first half of the fund’s fiscal year was marked by a slight rise in overall interest rates. While the Federal Reserve has kept its benchmark rate between zero and 0.25%, investors sold off Treasuries and other bonds to some degree, preferring to take on more risk. This lowered the value of most bonds, while increasing yields.

Investor optimism can be traced to improvements in the overall economy, which has seen more sustained growth during the period, though unemployment remains high and housing markets are weak. This has led some bond investors to begin anticipating a rise in the Fed’s benchmark rate, which may drive bond prices lower.

In the face of this sentiment, and with future rate increases in mind, we chose to increase the overall credit quality of the fund’s holdings, taking on more Treasuries and federal agency securities, and thus reducing risk in the overall portfolio. Corporate bonds represented 13.8% of our portfolio, but we avoided financial sector bonds to some degree, even though they performed well during the period. While our participation in these gains was limited, we believe our approach can continue to preserve our shareholders’ capital over the long term.

The road ahead

We do not anticipate that the Federal Reserve will increase rates over the next six months, but as the economy improves, the prices of most bonds may fall further. The Fed’s second bond purchasing program expires in June, which would remove a key buyer in the marketplace, perhaps further pressuring prices.

In addition, there is some concern that inflation may become a factor, especially with the recent spate of high energy prices. Should overall inflation begin to rise, the Fed may act more quickly than expected. This is another reason why we have positioned the fund more conservatively, in terms of credit quality, so as to minimize the impact this would have on our shareholders.

We thank you for your continued support, and we look forward to reporting to you again at the end of our fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ David A. Hoag

David A. Hoag
President

April 11, 2011

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 0.51%. The fund’s distribution rate for Class A shares as of that date was 1.28%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011
(the most recent calendar quarter-end):
			Life
	1 year	5 years	of class
Class B shares1 — first sold 11/6/06
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	−4.35%	—	1.64%
Not reflecting CDSC	0.65	—	2.07

Class C shares1 — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−0.49	—	1.97
Not reflecting CDSC	0.51	—	1.97

Class F-1 shares2 — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.26	—	2.68

Class F-2 shares2 — first sold 8/19/08
Not reflecting annual asset-based fee charged
by sponsoring firm	1.55	—	2.35

Class 529-A shares3 — first sold 11/3/06
Reflecting 2.50% maximum sales charge	−1.21	—	2.12
Not reflecting maximum sales charge	1.32	—	2.71

Class 529-B shares1,3 — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−4.47	—	1.45
Not reflecting CDSC	0.53	—	1.88

Class 529-C shares1,3 — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−0.57	—	1.89
Not reflecting CDSC	0.43	—	1.89

Class 529-E shares2,3 — first sold 12/1/06	0.94	—	2.32

Class 529-F-1 shares2,3 — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.44	—	2.92

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 22 to 26 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio  February 28, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of Net Assets
Bonds & notes of U.S. government & government agencies	54.7%
Corporate bonds & notes	13.8
Mortgage-backed obligations	11.9
Bonds & notes of governments & government agencies outside the U.S.	6.7
Other	4.8
Short-term securities & other assets less liabilities	8.1
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	39.4%
Federal agencies	24.0
Aaa/AAA	12.3
Aa/AA	11.7
A/A	4.5
Short-term securities & other assets less liabilities	8.1

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies.

†These securities are backed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 91.89%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 54.68%
U.S. Treasury:
0.875% 2011	$25,000	$25,045
1.00% 2011	25,000	25,131
1.00% 2011	25,000	25,118
1.125% 2011	50,000	50,350
1.75% 2011	65,000	65,705
4.875% 2011	25,000	25,196
5.125% 2011	30,000	30,499
0.625% 2012	37,500	37,626
1.00% 2012	50,000	50,385
1.125% 2012	25,000	25,232
1.375% 2012	30,000	30,331
4.25% 2012	50,000	52,985
4.50% 2012	25,000	26,127
4.625% 2012	50,000	52,154
4.75% 2012	30,000	31,651
4.875% 2012	100,000	104,389
1.375% 2013	45,000	45,623
1.50% 2013	40,000	40,466
3.125% 2013	70,000	73,910
3.375% 2013	50,000	53,067
3.375% 2013	30,000	31,788
3.50% 2013	50,000	53,074
3.875% 2013	50,000	53,181
1.875% 2014	40,000	40,845
2.25% 2014	25,000	25,768
2.375% 2014	25,000	25,800
0.875%-11.25% 2011-2015	131,500	141,264	31.15%
Fannie Mae:
1.00% 2011	30,000	30,159
1.75% 2011	35,000	35,038
2.00% 2012	40,000	40,580
1.00% 2013	75,000	74,738
2.75%-6.125% 2011-2014	63,000	65,045	6.16
Federal Home Loan Bank:
1.125% 2012	50,000	50,351
3.625% 2013	55,000	58,484
0.23%-5.60% 2011-2012 (1)	82,000	83,431	4.82
Freddie Mac:
1.75% 2012	25,000	25,432
1.625% 2013	70,000	71,106
3.00% 2014	25,000	26,166
0.232%-5.25% 2011 (1)	30,000	30,205	3.83
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.313%-1.875% 2011-2012 (1)	70,000	70,673	1.77
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G:
2.20% 2012	25,000	25,447
2.125% 2012	20,000	20,496	1.15
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley:
2.25% 2012	25,000	25,489
0.592% 2012 (1)	15,000	15,049	1.02
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc.:
0.502% 2012 (1)	25,000	25,066
3.25% 2012	12,250	12,664	.95
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.553%-2.20% 2012 (1)	35,000	35,549	.89
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,015	.63
Other securities		92,527	2.31
		2,181,420	54.68

Corporate bonds & notes - 13.77%
Financials - 6.19%
JPMorgan Chase & Co. 3.40%-5.375% 2012-2015	17,000	17,349	.43
Société Générale 2.20% 2013 (2)	12,000	11,952	.30
Goldman Sachs Group, Inc. 3.70% 2015	5,000	5,074	.13
Morgan Stanley, Series F, 2.875% 2014	5,000	5,043	.13
Citigroup Inc. 6.00% 2013	2,000	2,189	.05
Other securities		205,372	5.15
		246,979	6.19

Other corporate bonds & notes - 7.58%
Other securities		302,470	7.58

Total corporate bonds & notes		549,449	13.77

Mortgage-backed obligations (3) - 11.92%
Fannie Mae:
4.00% 2019	28,546	29,746
3.50% 2025	29,232	29,341
3.50% 2025	24,461	24,553
3.50% 2025	23,297	23,384
0.462%-6.00% 2019-2039 (1)	204,962	210,785	7.97
Freddie Mac 2.225%-5.728% 2013-2040 (1)	37,282	38,712	.97
Other securities		119,034	2.98
		475,555	11.92

Bonds & notes of governments & government agencies outside the U.S. - 6.66%
France Government Agency-Guaranteed, Société Finance 2.25%-3.375% 2012-2014 (2)	25,985	26,645	.67
Europe Government Agency-Guaranteed, Dexia Credit Local 0.553% 2012 (1) (2)	25,000	24,922	.62
Other securities		214,381	5.37
		265,948	6.66

Other - 4.86%
Other securities		193,745	4.86

Total bonds & notes (cost: $3,613,072,000)		3,666,117	91.89

Short-term securities - 7.70%

Freddie Mac 0.21%-0.24% due 8/5-12/2/2011	64,440	64,358	1.61
Fannie Mae 0.19%-0.49% due 3/1-6/1/2011	56,200	56,180	1.41
Federal Home Loan Bank 0.16%-0.27% due 3/30-9/19/2011	41,400	41,372	1.04
Barton Capital LLC 0.17% due 3/1/2011 (2)	30,000	30,000	.75
American Honda Finance Corp. 0.24% due 3/17/2011	27,100	27,096	.68
Jupiter Securitization Co., LLC 0.23% due 3/21/2011 (2)	23,100	23,097	.58
Other securities		64,982	1.63

Total short-term securities (cost: $307,069,000)		307,085	7.70

Total investment securities (cost: $3,920,141,000)		3,973,202	99.59
Other assets less liabilities		16,270	.41

Net assets		$3,989,472	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $501,924,000, which represented 12.58% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,920,141)		$3,973,202
Cash		126
Receivables for:
Sales of investments	$15,222
Sales of fund's shares	13,322
Interest	21,402	49,946
		4,023,274
Liabilities:
Payables for:
Purchases of investments	14,891
Repurchases of fund's shares	15,747
Dividends on fund's shares	354
Investment advisory services	891
Services provided by related parties	1,823
Trustees' deferred compensation	20
Other	76	33,802
Net assets at February 28, 2011		$3,989,472

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,940,088
Distributions in excess of net investment income		(877)
Accumulated net realized loss		(2,800)
Net unrealized appreciation		53,061
Net assets at February 28, 2011		$3,989,472

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (396,425 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,972,874	295,408	$10.06
Class B	62,752	6,235	10.06
Class C	195,981	19,474	10.06
Class F-1	145,679	14,476	10.06
Class F-2	218,790	21,741	10.06
Class 529-A	184,243	18,308	10.06
Class 529-B	7,881	783	10.06
Class 529-C	54,768	5,442	10.06
Class 529-E	11,535	1,146	10.06
Class 529-F-1	22,927	2,278	10.06
Class R-1	5,027	500	10.06
Class R-2	32,647	3,244	10.06
Class R-3	33,115	3,291	10.06
Class R-4	15,663	1,556	10.06
Class R-5	12,013	1,194	10.06
Class R-6	13,577	1,349	10.06

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$38,471
Fees and expenses*:
Investment advisory services	5,914
Distribution services	6,095
Transfer agent services	1,061
Administrative services	703
Reports to shareholders	96
Registration statement and prospectus	329
Trustees' compensation	20
Auditing and legal	35
Custodian	9
State and local taxes	1
Other	99	14,362
Net investment income		24,109

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		5,367
Net unrealized depreciation on investments		(40,803)
Net realized gain and unrealized depreciation on investments		(35,436)
Net decrease in net assets resulting
from operations		$(11,327)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months ended February 28, 2011*	Year ended August 31, 2010
Operations:
Net investment income	$24,109	$49,265
Net realized gain on investments	5,367	8,482
Net unrealized (depreciation) appreciation on investments	(40,803)	43,511
Net (decrease) increase in net assets resulting from operations	(11,327)	101,258

Dividends paid or accrued to shareholders from net investment income	(24,962)	(50,509)

Net capital share transactions	(171,281)	941,931

Total (decrease) increase in net assets	(207,570)	992,680

Net assets:
Beginning of period	4,197,042	3,204,362
End of period (including distributions in excess of
net investment income: $(877) and $(24), respectively)	$3,989,472	$4,197,042

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
     unaudited

1.	Organization

Short-Term Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years. Effective November 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2006, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$396
Capital loss carryforward expiring 2017*	(8,166)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$58,759
Gross unrealized depreciation on investment securities	(5,699)
Net unrealized appreciation on investment securities	53,060
Cost of investment securities	3,920,142

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2011	Year ended August 31, 2010
Class A	$19,781	$38,722
Class B	227	598
Class C	533	1,395
Class F-1	1,006	2,368
Class F-2	1,489	4,388
Class 529-A	1,121	1,697
Class 529-B	21	52
Class 529-C	109	206
Class 529-E	48	78
Class 529-F-1	147	201
Class R-1	13	22
Class R-2	70	129
Class R-3	138	210
Class R-4	81	118
Class R-5	91	186
Class R-6	87	139
Total	$24,962	$50,509

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the six months ended February 28, 2011, the investment advisory services fee was $5,914,000, which was equivalent to an annualized rate of 0.290% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2011, unreimbursed expenses subject to reimbursement totaled $1,642,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services		Commonwealth of Virginia administrative services
Class A	$3,826	$1,034	Not applicable	Not applicable		Not applicable
Class B	323	27	Not applicable	Not applicable		Not applicable
Class C	1,085	Included in administrative services	$115	$18		Not applicable
Class F-1	201		94	7		Not applicable
Class F-2	Not applicable		93	2		Not applicable
Class 529-A	99		68	11		$86
Class 529-B	37		3	1		4
Class 529-C	261		21	5		26
Class 529-E	26		4	1		5
Class 529-F-1	-		8	1		10
Class R-1	26		2	1		Not applicable
Class R-2	117		23	42		Not applicable
Class R-3	77		20	12		Not applicable
Class R-4	17		9	2		Not applicable
Class R-5	Not applicable		6	-	*	Not applicable
Class R-6	Not applicable		3	-	*	Not applicable
Total	$6,095	$1,061	$469	$103		$131

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $20,000, shown on the accompanying financial statements, includes $18,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2011
Class A	$779,951	77,170	$18,647	1,843	$(944,207)	(93,445)	$(145,609)	(14,432)
Class B	9,325	922	212	21	(27,153)	(2,686)	(17,616)	(1,743)
Class C	44,204	4,373	496	49	(86,447)	(8,553)	(41,747)	(4,131)
Class F-1	38,774	3,837	937	93	(85,161)	(8,415)	(45,450)	(4,485)
Class F-2	86,750	8,592	1,116	110	(60,109)	(5,946)	27,757	2,756
Class 529-A	52,542	5,200	1,114	110	(27,571)	(2,732)	26,085	2,578
Class 529-B	2,058	204	21	2	(3,080)	(305)	(1,001)	(99)
Class 529-C	15,281	1,512	108	11	(9,764)	(968)	5,625	555
Class 529-E	3,422	339	48	5	(1,644)	(163)	1,826	181
Class 529-F-1	8,415	833	146	14	(3,397)	(337)	5,164	510
Class R-1	1,204	119	13	1	(1,371)	(135)	(154)	(15)
Class R-2	12,478	1,234	69	7	(9,449)	(935)	3,098	306
Class R-3	13,686	1,355	136	14	(9,335)	(925)	4,487	444
Class R-4	8,645	855	80	8	(3,332)	(330)	5,393	533
Class R-5	4,909	487	90	9	(6,507)	(642)	(1,508)	(146)
Class R-6	8,820	873	86	9	(6,537)	(647)	2,369	235
Total net increase
(decrease)	$1,090,464	107,905	$23,319	2,306	$(1,285,064)	(127,164)	$(171,281)	(16,953)

Year ended August 31, 2010
Class A	$2,245,601	223,004	$35,611	3,533	$(1,530,177)	(152,000)	$751,035	74,537
Class B	55,133	5,471	549	54	(54,631)	(5,427)	1,051	98
Class C	159,038	15,789	1,281	128	(142,912)	(14,195)	17,407	1,722
Class F-1	198,407	19,701	2,132	211	(166,065)	(16,478)	34,474	3,434
Class F-2	245,968	24,428	3,679	365	(287,533)	(28,495)	(37,886)	(3,702)
Class 529-A	113,555	11,278	1,688	167	(33,885)	(3,363)	81,358	8,082
Class 529-B	7,129	708	52	5	(4,115)	(408)	3,066	305
Class 529-C	38,751	3,850	204	20	(12,959)	(1,286)	25,996	2,584
Class 529-E	7,767	772	77	7	(2,460)	(244)	5,384	535
Class 529-F-1	12,474	1,239	200	20	(3,143)	(312)	9,531	947
Class R-1	4,875	484	22	2	(2,971)	(296)	1,926	190
Class R-2	27,667	2,749	128	13	(13,565)	(1,348)	14,230	1,414
Class R-3	27,499	2,732	208	21	(11,661)	(1,158)	16,046	1,595
Class R-4	10,400	1,033	116	12	(7,673)	(762)	2,843	283
Class R-5	11,165	1,108	185	19	(7,106)	(705)	4,244	422
Class R-6	11,220	1,113	139	14	(133)	(13)	11,226	1,114
Total net increase
(decrease)	$3,176,649	315,459	$46,271	4,591	$(2,280,989)	(226,490)	$941,931	93,560

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $413,142,000 and $389,284,000, respectively, during the six months ended February 28, 2011.

Financial highlights(1)

			(Loss) income from investment operations(2)
		Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 2/28/2011(5)	$10.15	$.06		$(.09)	$(.03)	$(.06)	$10.06	(.25)%	$2,972,874	.64	%⁽⁶⁾	.64	%⁽⁶⁾	1.25	%⁽⁶⁾
	Year ended 8/31/2010	10.02	.14		.13	.27	(.14)	10.15	2.75	3,145,795	.63		.63		1.39
	Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.22	2,357,579	.66		.66		1.80
	Year ended 8/31/2008	9.99	.36		(.06)	.30	(.39)	9.90	2.99	814,940	.73		.63		3.62
	Period from 10/2/2006 to 8/31/2007	10.00	.41		(.01)	.40	(.41)	9.99	4.04	238,855	.77	(6)	.64	(6)	4.57	(6)

Class B:	Six months ended 2/28/2011(5)	10.15	.03		(.09)	(.06)	(.03)	10.06	(.57)	62,752	1.30⁽⁶⁾		1.30⁽⁶⁾		.59	(6)
	Year ended 8/31/2010	10.02	.08		.13	.21	(.08)	10.15	2.08	81,004	1.28		1.28		.74
	Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.44	78,949	1.42		1.41		1.04
	Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
	Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(6)	1.36	(6)	3.86	(6)

Class C:	Six months ended 2/28/2011(5)	10.15	.02		(.09)	(.07)	(.02)	10.06	(.65)	195,981	1.44⁽⁶⁾		1.44⁽⁶⁾		.45	(6)
	Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.93	239,656	1.43		1.43		.59
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.40	219,256	1.47		1.46		1.00
	Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
	Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(6)	1.44	(6)	3.78	(6)

Class F-1:	Six months ended 2/28/2011(5)	10.15	.06		(.09)	(.03)	(.06)	10.06	(.28)	145,679	.69⁽⁶⁾		.69⁽⁶⁾		1.20
	Year ended 8/31/2010	10.02	.14		.13	.27	(.14)	10.15	2.70	192,511	.68		.68		1.33
	Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.16	155,568	.72		.71		1.77
	Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
	Period from 11/1/2006 to 8/31/2007	10.02	.37		(.04)	.33	(.36)	9.99	3.36	22,256	.80	(6)	.67	(6)	4.56	(6)

Class F-2:	Six months ended 2/28/2011(5)	10.15	.08		(.09)	(.01)	(.08)	10.06	(.14)	218,790	.41⁽⁶⁾		.41⁽⁶⁾		1.47	(6)
	Year ended 8/31/2010	10.02	.17		.13	.30	(.17)	10.15	3.00	192,784	.39		.39		1.63
	Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.40	227,308	.41		.41		1.87
	Period from 8/19/2008 to 8/31/2008	9.92	-	(7)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09

Class 529-A:	Six months ended 2/28/2011(5)	10.15	.07		(.09)	(.02)	(.07)	10.06	(.24)	184,243	.63⁽⁶⁾		.63⁽⁶⁾		1.26	(6)
	Year ended 8/31/2010	10.02	.14		.13	.27	(.14)	10.15	2.74	159,703	.63		.63		1.37
	Year ended 8/31/2009	9.90	.16		.14	.30	(.18)	10.02	3.09	76,623	.79		.78		1.66
	Year ended 8/31/2008	9.99	.34		(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
	Period from 11/3/2006 to 8/31/2007	10.00	.36		(.02)	.34	(.35)	9.99	3.51	8,112	.90	(6)	.78	(6)	4.44	(6)

Class 529-B:	Six months ended 2/28/2011(5)	10.15	.03		(.09)	(.06)	(.03)	10.06	(.64)	7,881	1.42⁽⁶⁾		1.42⁽⁶⁾		.47⁽⁶⁾
	Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.95	8,955	1.41		1.41		.60
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	5,780	1.54		1.54		.88
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
	Period from 11/2/2006 to 8/31/2007	10.02	.30		(.04)	.26	(.29)	9.99	2.67	223	1.66	(6)	1.54	(6)	3.66	(6)

Class 529-C:	Six months ended 2/28/2011(5)	10.15	.02		(.09)	(.07)	(.02)	10.06	(.68)	54,768	1.51⁽⁶⁾		1.51⁽⁶⁾		.37⁽⁶⁾
	Year ended 8/31/2010	10.02	.05		.13	.18	(.05)	10.15	1.85	49,617	1.51		1.51		.50
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	23,078	1.54		1.54		.89
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
	Period from 11/3/2006 to 8/31/2007	10.00	.30		(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(6)	1.52	(6)	3.71	(6)

Class 529-E:	Six months ended 2/28/2011(5)	$10.15	$.05		$(.09)	$(.04)	$(.05)	$10.06	(.44)%	$11,535	1.01	%⁽⁶⁾	1.01	%⁽⁶⁾	.88	%⁽⁶⁾
	Year ended 8/31/2010	10.02	.11		.13	.24	(.11)	10.15	2.36	9,803	1.00		1.00		1.00
	Year ended 8/31/2009	9.90	.14		.14	.28	(.16)	10.02	2.83	4,311	1.04		1.03		1.40
	Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
	Period from 12/1/2006 to 8/31/2007	10.03	.31		(.04)	.27	(.31)	9.99	2.70	404	1.14	(6)	1.02	(6)	4.22	(6)

Class 529-F-1:	Six months ended 2/28/2011(5)	10.15	.07		(.09)	(.02)	(.07)	10.06	(.19)	22,927	.51⁽⁶⁾		.51⁽⁶⁾		1.38	(6)
	Year ended 8/31/2010	10.02	.16		.13	.29	(.16)	10.15	2.88	17,949	.50		.50		1.50
	Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.34	8,226	.54		.53		1.92
	Year ended 8/31/2008	9.99	.37		(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
	Period from 11/16/2006 to 8/31/2007	10.00	.37		(.02)	.35	(.36)	9.99	3.59	872	.59	(6)	.49	(6)	4.76	(6)

Class R-1:	Six months ended 2/28/2011(5)	10.15	.02		(.09)	(.07)	(.02)	10.06	(.64)	5,027	1.44⁽⁶⁾		1.44⁽⁶⁾		.45⁽⁶⁾
	Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.91	5,230	1.46		1.46		.55
	Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.41	3,250	1.45		1.45		1.07
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
	Period from 12/26/2006 to 8/31/2007	10.01	.26		(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(6)	1.40	(6)	3.84	(6)

Class R-2:	Six months ended 2/28/2011(5)	10.15	.02		(.09)	(.07)	(.02)	10.06	(.67)	32,647	1.48⁽⁶⁾		1.48⁽⁶⁾		.41⁽⁶⁾
	Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.89	29,827	1.47		1.47		.54
	Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.34	15,270	1.55		1.51		.92
	Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
	Period from 12/8/2006 to 8/31/2007	10.01	.27		(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(6)	1.42	(6)	3.82	(6)

Class R-3:	Six months ended 2/28/2011(5)	10.15	.05		(.09)	(.04)	(.05)	10.06	(.45)	33,115	1.03⁽⁶⁾		1.03⁽⁶⁾		.86⁽⁶⁾
	Year ended 8/31/2010	10.02	.10		.13	.23	(.10)	10.15	2.32	28,905	1.04		1.04		.96
	Year ended 8/31/2009	9.90	.13		.14	.27	(.15)	10.02	2.78	12,548	1.10		1.09		1.39
	Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
	Period from 11/22/2006 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(6)	1.06	(6)	4.18	(6)

Class R-4:	Six months ended 2/28/2011(5)	10.15	.06		(.09)	(.03)	(.06)	10.06	(.29)	15,663	.73⁽⁶⁾		.73⁽⁶⁾		1.16⁽⁶⁾
	Year ended 8/31/2010	10.02	.13		.13	.26	(.13)	10.15	2.65	10,389	.73		.73		1.28
	Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.13	7,415	.75		.75		1.67
	Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
	Period from 1/3/2007 to 8/31/2007	10.00	.30		(.01)	.29	(.30)	9.99	2.90	52	.94	(6)	.66	(6)	4.53	(6)

Class R-5:	Six months ended 2/28/2011(5)	10.15	.08		(.09)	(.01)	(.08)	10.06	(.14)	12,013	.42⁽⁶⁾		.42⁽⁶⁾		1.47⁽⁶⁾
	Year ended 8/31/2010	10.02	.17		.13	.30	(.17)	10.15	2.97	13,606	.42		.42		1.60
	Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.43	9,201	.47		.45		2.18
	Year ended 8/31/2008	9.99	.38		(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
	Period from 1/4/2007 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.94	4,390	.56	(6)	.42	(6)	4.83	(6)

Class R-6:	Six months ended 2/28/2011(5)	10.15	.08		(.09)	(.01)	(.08)	10.06	(.12)	13,577	.37⁽⁶⁾		.37⁽⁶⁾		1.52⁽⁶⁾
	Period from 11/20/2009(8) to 8/31/2010	10.08	.13		.07	.20	(.13)	10.15	1.99	11,308	.36	(6)	.36	(6)	1.63	(6)
	Period from 5/7/2009 to 6/15/2009(9)	9.93	.02		(.05)	(.03)	(.02)	9.88	(.30)	-	.04		.04		.20

	Six months ended February 28,	Year ended August 31			For the period
	2011(5)	2010	2009	2008	10/2/2006(10) to 8/31/2007

Portfolio turnover rate for all share classes	18%	19%	60%	28%	15%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.
(8)The first date the share class had assets during the fund's fiscal year ended August 31, 2010.
(9)The last date the share class had assets during the fund's fiscal year ended August 31, 2009.
(10)Commencement of operations.

See Notes to Financial Statements

Expense example
    unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2010, through February 28, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2010	Ending account value 2/28/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$997.49	$3.17	.64%
Class A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B -- actual return	1,000.00	994.26	6.43	1.30
Class B -- assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class C -- actual return	1,000.00	993.55	7.12	1.44
Class C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 -- actual return	1,000.00	997.24	3.42	.69
Class F-1 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 -- actual return	1,000.00	998.61	2.03	.41
Class F-2 -- assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-A -- actual return	1,000.00	997.56	3.12	.63
Class 529-A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-B -- actual return	1,000.00	993.65	7.02	1.42
Class 529-B -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-C -- actual return	1,000.00	993.16	7.46	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class 529-E -- actual return	1,000.00	995.65	5.00	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-F-1 -- actual return	1,000.00	998.12	2.53	.51
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-1 -- actual return	1,000.00	993.56	7.12	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	993.32	7.31	1.48
Class R-2 -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-3 -- actual return	1,000.00	995.55	5.10	1.03
Class R-3 -- assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-4 -- actual return	1,000.00	997.06	3.61	.73
Class R-4 -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class R-5 -- actual return	1,000.00	998.58	2.08	.42
Class R-5 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-6 -- actual return	1,000.00	998.82	1.83	.37
Class R-6 -- assumed 5% return	1,000.00	1,022.96	1.86	.37

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2011, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
>	Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGESR-948-0411P

Litho in USA CGD/RRD/9791-S26296

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of AmericaSM
Investment portfolio

February 28, 2011
unaudited

Bonds & notes — 91.89%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 54.68%
U.S. Treasury 0.875% 2011	$25,000	$25,045
U.S. Treasury 0.875% 2011	20,000	20,012
U.S. Treasury 1.00% 2011	25,000	25,131
U.S. Treasury 1.00% 2011	25,000	25,118
U.S. Treasury 1.125% 2011	50,000	50,350
U.S. Treasury 1.75% 2011	65,000	65,705
U.S. Treasury 4.625% 2011	20,000	20,442
U.S. Treasury 4.625% 2011	4,000	4,145
U.S. Treasury 4.875% 2011	25,000	25,196
U.S. Treasury 5.125% 2011	30,000	30,499
U.S. Treasury 0.625% 2012	37,500	37,626
U.S. Treasury 1.00% 2012	50,000	50,385
U.S. Treasury 1.125% 2012	25,000	25,232
U.S. Treasury 1.375% 2012	30,000	30,331
U.S. Treasury 4.25% 2012	50,000	52,985
U.S. Treasury 4.50% 2012	25,000	26,127
U.S. Treasury 4.625% 2012	50,000	52,154
U.S. Treasury 4.75% 2012	30,000	31,651
U.S. Treasury 4.875% 2012	100,000	104,389
U.S. Treasury 1.375% 2013	45,000	45,623
U.S. Treasury 1.50% 2013	40,000	40,466
U.S. Treasury 1.75% 2013	20,000	20,425
U.S. Treasury 3.125% 2013	70,000	73,910
U.S. Treasury 3.375% 2013	50,000	53,067
U.S. Treasury 3.375% 2013	30,000	31,788
U.S. Treasury 3.50% 2013	50,000	53,074
U.S. Treasury 3.875% 2013	50,000	53,181
U.S. Treasury 1.75% 2014	5,000	5,084
U.S. Treasury 1.875% 2014	40,000	40,845
U.S. Treasury 2.25% 2014	25,000	25,768
U.S. Treasury 2.375% 2014	25,000	25,800
U.S. Treasury 2.625% 2014	20,000	20,779
U.S. Treasury 2.50% 2015	5,000	5,154
U.S. Treasury 4.00% 2015	7,500	8,192
U.S. Treasury 4.125% 2015	15,000	16,458
U.S. Treasury 11.25% 2015	15,000	20,573
Fannie Mae 1.00% 2011	30,000	30,159
Fannie Mae 1.75% 2011	35,000	35,038
Fannie Mae 3.625% 2011	10,000	10,157
Fannie Mae 5.50% 2011	2,000	2,005
Fannie Mae 6.00% 2011	16,000	16,199
Fannie Mae 2.00% 2012	40,000	40,580
Fannie Mae 6.125% 2012	15,000	15,883
Fannie Mae 1.00% 2013	75,000	74,738
Fannie Mae 2.75% 2014	20,000	20,801
Federal Home Loan Bank 0.23% 20111	20,000	20,016
Federal Home Loan Bank 2.875% 2011	10,000	10,009
Federal Home Loan Bank 3.375% 2011	5,000	5,051
Federal Home Loan Bank 5.60% 2011	5,000	5,089
Federal Home Loan Bank 1.125% 2012	50,000	50,351
Federal Home Loan Bank 1.75% 2012	12,000	12,219
Federal Home Loan Bank 2.25% 2012	20,000	20,393
Federal Home Loan Bank 4.625% 2012	10,000	10,654
Federal Home Loan Bank 3.625% 2013	55,000	58,484
Freddie Mac 0.232% 20111	20,000	20,009
Freddie Mac 5.25% 2011	10,000	10,196
Freddie Mac 1.75% 2012	25,000	25,432
Freddie Mac 1.625% 2013	70,000	71,106
Freddie Mac 3.00% 2014	25,000	26,166
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,070
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc., Series 1, 1.50% 2011	10,000	10,048
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.313% 20121	20,000	20,021
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,270
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,264
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,496
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,447
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.592% 20121	15,000	15,049
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,489
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.502% 20121	25,000	25,066
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,664
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.553% 20121	15,000	15,078
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,471
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,015
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,208
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	10,000	10,179
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,261
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,606
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,249
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,252
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,045
Federal Agricultural Mortgage Corp. 5.50% 20112	7,000	7,127
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.274% 20131	8,000	7,999
Private Export Funding Corp. 4.974% 2013	5,000	5,454
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,105
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,042
		2,181,420

CORPORATE BONDS & NOTES — 13.77%
Financials — 6.19%
Crédit Agricole CIB 0.853% 20121	17,500	17,496
JPMorgan Chase & Co. 5.375% 2012	2,000	2,132
JPMorgan Chase & Co. 3.40% 2015	15,000	15,217
Nordea Bank, Series 2, 3.70% 20142	14,500	15,064
Paribas, New York Branch 6.95% 2013	5,000	5,534
BNP Paribas 3.25% 2015	7,000	7,068
MetLife Global Funding I 0.703% 20111,2	5,000	5,007
MetLife Global Funding I 5.125% 20132	2,000	2,143
MetLife Global Funding I 5.125% 20142	5,000	5,433
Wells Fargo & Co. 0.504% 20151	9,513	9,264
Wells Fargo & Co. 3.625% 2015	3,000	3,110
UBS AG 2.25% 2013	5,000	5,058
UBS AG 1.304% 20141	7,000	7,078
HSBC Bank PLC 2.00% 20142	12,000	12,026
Société Générale 2.20% 20132	12,000	11,952
US Bank NA 6.375% 2011	8,000	8,196
US Bank NA 4.95% 2014	2,000	2,181
New York Life Global Funding 2.25% 20122	5,000	5,115
New York Life Global Funding 5.25% 20122	4,500	4,817
Abbey National Treasury Services PLC 3.875% 20142	8,300	8,310
Royal Bank of Scotland PLC 4.875% 2015	8,000	8,300
Barclays Bank PLC 2.50% 2013	5,000	5,086
Barclays Bank PLC 5.20% 2014	2,670	2,888
Bank of Tokyo-Mitsubishi, Ltd. 2.60% 20132	7,000	7,163
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	7,090
Bank of America Corp. 5.375% 2012	2,000	2,113
Countrywide Financial Corp., Series B, 5.80% 2012	4,500	4,746
PNC Funding Corp. 0.504% 20141	1,000	993
PNC Funding Corp. 5.40% 2014	5,000	5,518
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,270
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,188
TIAA Global Markets 4.95% 20132	5,500	5,925
Northern Trust Corp. 5.20% 2012	1,000	1,074
Northern Trust Corp. 5.50% 2013	4,200	4,630
Credit Suisse Group AG 5.50% 2014	5,000	5,502
Goldman Sachs Group, Inc. 3.70% 2015	5,000	5,074
Morgan Stanley, Series F, 2.875% 2014	5,000	5,043
Jackson National Life Global 5.375% 20132	3,750	4,056
Monumental Global Funding 5.50% 20132	2,995	3,190
Principal Life Insurance Co. 6.25% 20122	2,600	2,696
Citigroup Inc. 6.00% 2013	2,000	2,189
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,167
ACE INA Holdings Inc. 5.875% 2014	1,665	1,842
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	1,000	1,035
		246,979

Health care — 2.06%
Novartis Capital Corp. 1.90% 2013	5,000	5,094
Novartis Capital Corp. 4.125% 2014	15,000	16,087
Pfizer Inc 4.45% 2012	20,000	20,779
Merck & Co., Inc. 1.875% 2011	18,870	18,956
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,660
Roche Holdings Inc. 5.00% 20142	5,000	5,462
Eli Lilly and Co. 3.55% 2012	4,250	4,367
Aetna Inc. 5.75% 2011	1,753	1,779
AstraZeneca PLC 5.40% 2012	1,000	1,071
		82,255

Energy — 1.64%
Shell International Finance BV 1.30% 2011	7,500	7,547
Shell International Finance BV 4.00% 2014	20,000	21,418
Chevron Corp. 3.95% 2014	15,000	16,061
Total Capital Canada Ltd. 1.625% 2014	12,000	12,036
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,434
StatoilHydro ASA 2.90% 2014	2,070	2,139
		65,635

Consumer staples — 1.07%
PepsiCo, Inc. 0.875% 2013	17,500	17,362
PepsiCo, Inc. 4.65% 2013	2,000	2,141
Coca-Cola Co. 3.625% 2014	10,000	10,619
Procter & Gamble Co. 1.35% 2011	5,000	5,034
Walgreen Co. 4.875% 2013	4,000	4,346
Sysco Corp. 4.20% 2013	2,000	2,117
Sysco Corp. 4.60% 20142	845	924
		42,543

Telecommunication services — 0.96%
Verizon Communications Inc. 3.75% 2011	14,500	14,604
Verizon Communications Inc. 7.375% 2013	5,000	5,765
Verizon Communications Inc. 5.55% 2014	2,000	2,213
AT&T Inc. 4.95% 2013	7,500	8,030
France Télécom 4.375% 2014	2,800	3,015
France Télécom 2.125% 2015	2,100	2,052
Singapore Telecommunications Ltd. 6.375% 20112	2,500	2,592
		38,271

Information technology — 0.57%
Hewlett-Packard Co. 2.25% 2011	7,000	7,037
Hewlett-Packard Co. 2.95% 2012	10,000	10,298
International Business Machines Corp. 0.884% 20111	3,000	3,009
International Business Machines Corp. 2.00% 2016	2,500	2,442
		22,786

Industrials — 0.53%
Honeywell International Inc. 3.875% 2014	8,400	8,985
Canadian National Railway Co. 4.95% 2014	5,000	5,466
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,258
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	801
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,059
Raytheon Co. 6.75% 2018	1,225	1,454
		21,023

Utilities — 0.51%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,290
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	4,010
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,040
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,910
		20,250

Consumer discretionary — 0.24%
Walt Disney Co. 4.70% 2012	1,500	1,600
Walt Disney Co. 4.50% 2013	5,000	5,455
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,652
		9,707

Total corporate bonds & notes		549,449

MORTGAGE-BACKED OBLIGATIONS3 — 11.92%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	5,393	5,496
Fannie Mae 4.00% 2019	28,546	29,746
Fannie Mae 4.00% 2019	13,706	14,282
Fannie Mae 4.00% 2019	10,438	10,876
Fannie Mae 4.50% 2021	10,734	11,366
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	274	284
Fannie Mae 5.00% 2023	3,114	3,303
Fannie Mae 5.00% 2023	2,181	2,313
Fannie Mae 6.00% 2023	5,812	6,338
Fannie Mae 4.00% 2024	7,318	7,534
Fannie Mae 6.00% 2024	3,860	4,217
Fannie Mae 6.00% 2024	3,278	3,570
Fannie Mae 3.00% 2025	9,889	9,641
Fannie Mae 3.00% 2025	7,918	7,718
Fannie Mae 3.00% 2025	4,042	3,940
Fannie Mae 3.50% 2025	29,232	29,341
Fannie Mae 3.50% 2025	24,461	24,553
Fannie Mae 3.50% 2025	23,297	23,384
Fannie Mae 3.50% 2025	15,602	15,660
Fannie Mae 3.50% 2025	4,905	4,924
Fannie Mae 4.00% 2025	18,132	18,667
Fannie Mae 4.50% 2025	20,972	22,007
Fannie Mae 3.50% 2026	15,000	15,033
Fannie Mae, Series 2007-114, Class A7, 0.462% 20371	7,500	7,247
Fannie Mae 5.355% 20381	1,410	1,497
Fannie Mae 3.561% 20391	5,829	6,053
Fannie Mae 3.578% 20391	6,408	6,658
Fannie Mae 3.58% 20391	4,071	4,210
Fannie Mae 3.604% 20391	6,649	6,927
Fannie Mae 3.793% 20391	3,557	3,720
Fannie Mae 3.933% 20391	3,963	4,153
Fannie Mae 3.959% 20391	3,007	3,151
Freddie Mac, Series K003, Class A1, 2.225% 2013	1,974	1,998
Freddie Mac 5.71% 20371	838	896
Freddie Mac 5.728% 20371	1,341	1,419
Freddie Mac 4.548% 20381	1,517	1,601
Freddie Mac 5.184% 20381	2,734	2,923
Freddie Mac 5.429% 20381	1,529	1,627
Freddie Mac 5.507% 20381	131	138
Freddie Mac 3.887% 20391	2,147	2,234
Freddie Mac 3.928% 20391	4,770	4,968
Freddie Mac 3.514% 20401	20,301	20,908
HBOS Treasury Services PLC 5.00% 20112	9,915	10,169
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	792	803
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	393	393
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	143	145
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,820
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,278
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.356% 20371	1,731	1,766
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	743	758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,382	2,430
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	125	125
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	7,000	7,409
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20441	101	101
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	387	394
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20421	1,000	1,040
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	5,753	6,174
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,658	1,687
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	522	528
Bear Stearns Commercial Mortgage Securities Trust., Series 2006-PW13, Class A-AB, 5.53% 2041	5,000	5,301
Royal Bank of Canada 3.125% 20152	7,000	7,127
Compagnie de Financement Foncier 1.625% 20122	7,000	7,044
Bank of Nova Scotia 1.45% 20132	7,000	7,023
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	44	44
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20431	5,000	5,259
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20451	500	500
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	939	947
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,225	1,239
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	402	402
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,589	1,625
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	437	437
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,970	2,041
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20401	469	483
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20172	5,500	5,613
Bank of America 5.50% 20122	5,000	5,240
Bank of Montreal 2.85% 20152	5,000	5,076
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	1,018
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20321	4,000	4,027
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	4,000	4,168
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20581,2	2,827	2,942
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,754	2,811
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.382% 20461	2,130	2,108
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,881	1,922
Ally Financial Inc., Series 2004-C1, Class A-2, 4.10% 2038	21	21
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,771
Nationwide Building Society, Series 2007-2, 5.50% 20122	1,500	1,581
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20421	1,366	1,415
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,012	1,029
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	396	398
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	177	177
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	124	124
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	60	60
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	521
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.727% (undated)1	434	435
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	85	85
		475,555

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.66%
Australia Government Agency-Guaranteed, National Australia Bank 0.803% 20141,2	15,000	15,022
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20142	16,000	16,568
Province of Ontario 0.463% 20121	15,000	15,017
Province of Ontario, Series 1, 1.875% 2012	15,000	15,304
France Government Agency-Guaranteed, Société Finance 2.25% 20122	20,985	21,396
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,000	5,249
Europe Government Agency-Guaranteed, Dexia Credit Local 0.553% 20121,2	25,000	24,922
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	18,000	18,401
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	3,550	3,720
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	20,000	20,653
European Investment Bank 3.25% 2011	20,000	20,351
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 0.584% 20121,2	20,000	20,060
Denmark Government Agency-Guaranteed, Danske Bank 0.663% 20121,2	17,500	17,555
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	15,000	15,240
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.803% 20141,2	10,000	10,184
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.571% 20121,2	10,000	10,020
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20142	10,000	9,914
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	6,250	6,372
		265,948

ASSET-BACKED OBLIGATIONS3 — 3.08%
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	17,012	17,155
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	13,139	13,983
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	803	860
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	7,000	6,974
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	7,200	7,249
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.403% 20131	2,000	1,998
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.448% 20131	2,000	1,999
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.612% 20141	3,000	3,008
Chase Issuance Trust, Series 2007-A9, Class A, 0.296% 20141	3,000	2,996
Chase Issuance Trust, Series 2008-13, Class A, 1.802% 20151	3,000	3,102
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,062
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,365
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20132	5,000	4,999
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	1,543	1,562
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	3,066	3,113
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	4,574	4,626
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,384
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	4,000	4,205
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	1,783	1,828
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,231	2,286
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	4,025
BA Credit Card Trust, Series 2006-6, Class A, 0.296% 20131	4,000	3,998
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.416% 20141	2,000	1,999
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.326% 20151	2,000	1,988
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	2,555	2,711
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	2,392	2,440
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	1,977	2,073
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.316% 20151,2	2,000	1,997
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	1,689	1,731
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,530
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,331	1,411
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,091	1,150
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	903	909
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	817	842
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	744	755
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	699	726
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	636	651
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	125	130
		122,820

MUNICIPALS — 1.78%
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 2.766% 2012	5,000	5,010
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,002
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	10,914
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,639
State of New York, Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,675
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,669
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 1.535% 2011	2,500	2,512
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,602
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,026
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,012
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2010-M, 5.00% 2014	3,400	3,762
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,090
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 3.479% 2011	3,000	3,012
		70,925

Total bonds & notes (cost: $3,613,072,000)		3,666,117

	Principal amount	Value
Short-term securities — 7.70%	(000)	(000)

Freddie Mac 0.21%–0.24% due 8/5–12/2/2011	$64,440	$64,358
Fannie Mae 0.19%–0.49% due 3/1–6/1/2011	56,200	56,180
Federal Home Loan Bank 0.16%–0.27% due 3/30–9/19/2011	41,400	41,372
Barton Capital LLC 0.17% due 3/1/20112	30,000	30,000
American Honda Finance Corp. 0.24% due 3/17/2011	27,100	27,096
Jupiter Securitization Co., LLC 0.23% due 3/21/20112	23,100	23,097
Electricité de France 0.25% due 4/29/20112	23,000	22,990
Google Inc. 0.18% due 4/12/20112	11,600	11,598
Commonwealth Bank of Australia 0.27% due 4/5/20112	10,700	10,697
Canadian Imperial Bank of Commerce 0.346% due 9/27/20111	10,000	9,999
Variable Funding Capital Corp. 0.23% due 3/28/20112	9,700	9,698

Total short-term securities (cost: $307,069,000)		307,085

Total investment securities (cost: $3,920,141,000)		3,973,202
Other assets less liabilities		16,270

Net assets		$3,989,472

1	Coupon rate may change periodically.
2
Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $501,924,000, which represented 12.58% of the net assets of the fund.

3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0411O-S25502

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 29, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 29, 2011